Schedule of Options Outstanding by Exercise Price Range (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	758,125	2,540,000
Exercise Price Outstanding		$ 0.215
Number of Options Exercisable	413,875	1,162,875
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	20,000	2,505,000
Exercise Price Outstanding	$ 0.210	$ 0.215
Number of Options Exercisable	20,000	1,147,875
Exercise Price Exercisable	$ 0.210	$ 0.215
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	528,125	35,000
Exercise Price Outstanding	$ 0.215	$ 0.220
Number of Options Exercisable	252,625	15,000
Exercise Price Exercisable	$ 0.215	$ 0.220